Government grant advances and loans - Schedule of Government Grant Advances and Loans (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019
Current
Government grant advances	$ 3,317	$ 693		$ 349
Research project financing	1,057	1,288		674
Government loans	1,832	1,886		449
Total current portion	6,206	3,867	[1]	1,472	[1]
Non-current
Government grant advances	2,048	642		510
Research project financing	2,248	4,625		4,652
Government loans	3,084	4,611		348
Accrued interest	1,974	1,325		640
Total non-current portion	$ 9,354	$ 11,203	[1]	$ 6,150	[1]

[1]	2019 and 2020 amounts restated to reflect the impact of application of the IFRS IC decision on IAS 19 as described in Note 2.2